INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary Of Intangible Assets
Intangible assets consist of the following (in thousands):

	As of December 31,
	2024	2023
Definite Lived Intangible Assets
Customer Relationships	$587	$587
Intellectual Property	4,777	4,777
Total Definite Lived Intangible Assets	5,364	5,364
Less Accumulated Amortization	(3,034)	(2,321)
Definite Lived Intangible Assets, Net	2,330	3,043
Indefinite Lived Intangible Assets
Cannabis Licenses	11,870	18,170
Total Indefinite Lived Intangible Assets	11,870	18,170
Total Intangible Assets, Net	$14,200	$21,213

Summary Of Expected Future Amortization Expense Of Intangible Assets
The following is the future minimum amortization expense to be recognized for the years ended December 31 (in thousands):

2025	$723
2026	603
2027	470
2028	123
2029	123
Thereafter	288
Total Future Amortization Expense	$2,330